Retirement Benefits (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accumulated benefit obligations
Projected benefit obligation	$ 5,737	$ 5,499
Accumulated benefit obligation	5,630	5,380
Plan assets	$ 5,074	$ 4,901